Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (5,093)	$ (4,670)	$ (13,806)	$ (21,351)	$ (32,600)	$ (36,256)
Weighted-average shares outstanding
Weighted-average shares used to compute net loss per share, basic and diluted	113,203,074	102,791,023	106,333,836	102,727,198	102,752,092	102,325,465
Basic and diluted net loss per share	$ (0.04)	$ (0.05)	$ (0.13)	$ (0.21)	$ (0.32)	$ (0.35)